Equity-Accounted Investees - Ownership and carrying amount (Details) - EUR (€) € in Thousands					1 Months Ended	12 Months Ended
	Jul. 29, 2021	Mar. 30, 2020	Oct. 22, 2018	Jan. 12, 2017	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-Accounted Investees
Carrying value						€ 1,955,177	€ 1,999,776	€ 1,869,020	€ 114,473
Total equity accounted investees with similar activity to that of the Group
Equity-Accounted Investees
Carrying value						€ 1,951,590	€ 1,994,707	1,847,360	60,290
Access Biologicals Inc.
Equity-Accounted Investees
Ownership interest (as a percent)				49.00%		100.00%	49.00%
Carrying value							€ 53,264
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted Investees
Ownership interest (as a percent)		26.20%			26.20%	26.20%	26.20%
Carrying value						€ 1,910,428	€ 1,909,596	1,800,578
Grifols Egypt Plasma Derivatives
Equity-Accounted Investees
Ownership interest (as a percent)	49.00%					49.00%	49.00%
Carrying value						€ 36,111	€ 31,847
BioDarou P.J.S. Co.
Equity-Accounted Investees
Ownership interest (as a percent)						49.00%	0.00%
Carrying value						€ 5,051
Total of the rest of equity accounted investees
Equity-Accounted Investees
Carrying value						€ 3,587	€ 5,069	21,660	54,183
Albajuna Therapeutics, S.L.
Equity-Accounted Investees
Ownership interest (as a percent)						49.00%	49.00%
Carrying value						€ 622	€ 1,910
Mecwins, S.A
Equity-Accounted Investees
Ownership interest (as a percent)			24.99%			24.59%	24.99%
Carrying value						€ 2,965	€ 3,159	€ 2,605	€ 2,338